MINERAL INTERESTS - Mineral Interests By Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Mineral interests, plant and equipment	$ 2,616,789	$ 2,556,953
Mineral Interests, Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mineral interests, plant and equipment	1,099,897	1,159,075
Mineral Interests, Non-Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mineral interests, plant and equipment	666,814	637,644
Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Mineral interests, plant and equipment	850,078	760,234
Capitalized stripping costs
Disclosure of detailed information about property, plant and equipment [line items]
Mineral interests, plant and equipment	10,157	4,206
Escobal
Disclosure of detailed information about property, plant and equipment [line items]
Mineral interests, plant and equipment	776,365	785,888
Escobal | Mineral Interests, Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mineral interests, plant and equipment	486,592
Escobal | Mineral Interests, Non-Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mineral interests, plant and equipment	27,267
Escobal | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Mineral interests, plant and equipment	262,506
La Arena
Disclosure of detailed information about property, plant and equipment [line items]
Mineral interests, plant and equipment	433,177	451,551
La Arena | Mineral Interests, Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mineral interests, plant and equipment	10,443
La Arena | Mineral Interests, Non-Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mineral interests, plant and equipment	216,910
La Arena | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Mineral interests, plant and equipment	205,824
Shahuindo
Disclosure of detailed information about property, plant and equipment [line items]
Mineral interests, plant and equipment	527,825	482,685
Shahuindo | Mineral Interests, Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mineral interests, plant and equipment	295,513
Shahuindo | Mineral Interests, Non-Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mineral interests, plant and equipment	58,587
Shahuindo | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Mineral interests, plant and equipment	173,725
Timmins mines
Disclosure of detailed information about property, plant and equipment [line items]
Mineral interests, plant and equipment	879,422	$ 836,829
Timmins mines | Mineral Interests, Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mineral interests, plant and equipment	307,349
Timmins mines | Mineral Interests, Non-Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mineral interests, plant and equipment	364,050
Timmins mines | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Mineral interests, plant and equipment	$ 208,023